UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson             Hockessin, DE                May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     028-01658                         Chieftain Capital Management Inc.
     028-05092                         William, Jones & Associates LLC
     028-03490                         Alex Brown Investment Management LLC
     ---------------------------       --------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: $41,879
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                           FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8

                              TITLE                     VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP        (X$1000)    PRN AMT  PRN CALL   DISCRETION    MANAGERS   SOLE    SHARED  NONE
--------------                ---------   ------       ---------   -------- --- ----   -----------   ---------  -----   ------- ----
ABBOTT LABS                   COM         002824100     3,523       66,875  SH         SOLE          NONE        66,875
BERKSHIRE HATHAWAY INC DEL    CL B NEW    084670702       309        3,800  SH         SOLE          NONE         3,800
CAMPBELL SOUP CO              COM         134429109       611       17,272  SH         SOLE          NONE        17,272
CHEVRON CORP NEW              COM         166764100       404        5,330  SH         SOLE          NONE         5,330
CISCO SYS INC                 COM         17275R102     2,129       81,800  SH         SOLE          NONE        81,800
COCA COLA CO                  COM         191216100       619       11,260  SH         SOLE          NONE        11,260
COMCAST CORP NEW              CL A        20030N101       626       33,230  SH         SOLE          NONE        33,230
EXXON MOBIL CORP              COM         30231G102    13,044      194,745  SH         SOLE          NONE       194,745
GENERAL ELECTRIC CO           COM         369604103     1,470       80,780  SH         SOLE          NONE        80,780
JPMORGAN CHASE & CO           COM         46625H100       359        8,026  SH         SOLE          NONE         8,026
METROPCS COMMUNICATIONS INC   COM         591708102     6,281      887,140  SH         SOLE          NONE       887,140
UNION PAC CORP                COM         907818108       293        4,000  SH         SOLE          NONE         4,000
WELLS FARGO & CO NEW          COM         949746101    12,210      392,362  SH         SOLE          NONE       392,362



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